Equity - Schedule of Accumulated Other Comprehensive Income Loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure of Accumulated Other Comprehensive Income Loss [Abstract]
Remeasurements of net defined benefit liabilities	₩ (218,626)		₩ (247,241)
Currency translation differences	761,727		809,089
Gains(losses) on financial instruments at fair value through other comprehensive income	(3,396,899)		(1,518,990)
Share of other comprehensive loss of associates and joint ventures	(1,135)		(3,153)
Gains(Losses) on cash flow hedging instruments	(157,512)		108,318
Losses on hedging instruments of net investments in foreign operations	(276,478)		(316,109)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	(20,536)		(17,314)
Finance gains or losses on insurance contract assets (liabilities)	2,842,003		1,682,322
Total	₩ (467,456)	$ (323,600)	₩ 496,922	₩ 2,152,644